Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Financial liabilities - Tabular disclosure (Details) € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross financial debt after derivatives	€ 655
Total financial liabilities (including derivatives assets)	655
Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	818
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(152)
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(11)
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	845
Derivative (assets)	(385)
Other Comprehensive Income related to unmatured hedging instruments	(721)
Gross financial debt after derivatives	33,758
Trade payables	10,082
Total financial liabilities (including derivatives assets)	43,840
Not later than one year [member] | Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	822
Not later than one year [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	27,070
Not later than one year [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,664
Not later than one year [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	584
Not later than one year [member] | Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	82
Not later than one year [member] | NEU commercial papers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,116
Not later than one year [member] | IFRS Bank Overdrafts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	318
Not later than one year [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	363
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	105
Derivative (assets)	(129)
Gross financial debt after derivatives	7,121
Trade payables	9,468
Total financial liabilities (including derivatives assets)	16,589
Future interests on financial lease liabilities	2,334
Later than one year and not later than two years [member] | Perpetual bonds redeemable for shares, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	4
Later than one year and not later than two years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	4,948
Later than one year and not later than two years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	625
Later than one year and not later than two years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	158
Later than one year and not later than two years [member] | Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	82
Later than one year and not later than two years [member] | NEU commercial papers [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,116
Later than one year and not later than two years [member] | IFRS Bank Overdrafts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	318
Later than one year and not later than two years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	104
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	11
Derivative (assets)	(3)
Gross financial debt after derivatives	2,209
Trade payables	199
Total financial liabilities (including derivatives assets)	2,408
Future interests on financial lease liabilities	1,118
Later than two years and not later than three years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,340
Later than two years and not later than three years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	726
Later than two years and not later than three years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	134
Later than two years and not later than three years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	23
Later than three years and not later than four years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	17
Derivative (assets)	(189)
Gross financial debt after derivatives	3,579
Trade payables	58
Total financial liabilities (including derivatives assets)	3,637
Future interests on financial lease liabilities	919
Later than three years and not later than four years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,252
Later than three years and not later than four years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	421
Later than three years and not later than four years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	110
Later than three years and not later than four years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	253
Derivative (assets)	(12)
Gross financial debt after derivatives	1,522
Trade payables	53
Total financial liabilities (including derivatives assets)	1,575
Future interests on financial lease liabilities	1,375
Later than four years and not later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,524
Later than four years and not later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	201
Later than four years and not later than five years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	60
Later than four years and not later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross financial debt after derivatives	2,564
Trade payables	33
Total financial liabilities (including derivatives assets)	2,597
Future interests on financial lease liabilities	715
Later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,398
Later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	902
Later than five years [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	34
Later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	230
Undefined maturity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	75
Derivative (assets)	(290)
Gross financial debt after derivatives	15,285
Trade payables	271
Total financial liabilities (including derivatives assets)	15,556
Future interests on financial lease liabilities	5,968
Undefined maturity [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	14,760
Undefined maturity [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	800
Undefined maturity [member] | Finance lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	88
Undefined maturity [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	€ 2